Exceptional items (Details) - USD ($) $ in Millions	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jul. 03, 2025	Jul. 01, 2025
Disclosure Of Exceptional Items [Line Items]
Operating profit	$ 3,116	$ 3,155
Non-operating gains (losses)	7	(54)
Exceptional items before taxation	2,793	2,774
Taxation	(683)	(699)
Profit for the period	2,110	2,075
Attributable to:
Equity shareholders of the parent company	1,995	1,935
Non-controlling interests	115	140
Profit for the period	2,110	2,075
Guinness Nigeria PLC (9)
Attributable to:
Exchange recycled from other comprehensive income		175
Seychelles Breweries Limited (6)
Disclosure Of Exceptional Items [Line Items]
Non-operating gains (losses)	62
Attributable to:
Exchange recycled from other comprehensive income	8
Disposal, percentage of interest disposed				54.40%
Guinness Ghana Breweries PLC (7)
Disclosure Of Exceptional Items [Line Items]
Non-operating gains (losses)	(49)
Attributable to:
Exchange recycled from other comprehensive income	94
Disposal, percentage of interest disposed			80.40%
Total exceptional items
Disclosure Of Exceptional Items [Line Items]
Operating profit	(140)	(217)
Non-operating gains (losses)	7	(54)
Exceptional items before taxation	(133)	(271)
Taxation	11	32
Profit for the period	(122)	(239)
Attributable to:
Equity shareholders of the parent company	(123)	(235)
Non-controlling interests	1	(4)
Profit for the period	(122)	(239)
Restructuring programmes (1)
Disclosure Of Exceptional Items [Line Items]
Other expenses	(86)	(72)
Taxation	14
Attributable to:
Restructuring cash expenditure	$ 69	13
Spanning programme, period	3 years
Restructuring programmes (1) | Maximum
Attributable to:
Implementation cost, Total	$ (500)
Discretionary increase in pension benefits in Ireland (2)
Disclosure Of Exceptional Items [Line Items]
Other expenses	(38)	0
Taxation	5
Litigations in Europe (3)
Disclosure Of Exceptional Items [Line Items]
Other expenses	(17)	0
Distill Ventures (4)
Disclosure Of Exceptional Items [Line Items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	(1)	0
Non-operating gains (losses)	5
Distribution model change in France (5)
Disclosure Of Exceptional Items [Line Items]
Other expenses	0	(145)
Seychelles Breweries Limited (6)
Disclosure Of Exceptional Items [Line Items]
Non-operating gains (losses)	62	0
Guinness Ghana Breweries PLC (7)
Disclosure Of Exceptional Items [Line Items]
Non-operating gains (losses)	(49)	0
EABL and Kenyan spirits business prospective sale [Member]
Disclosure Of Exceptional Items [Line Items]
Non-operating gains (losses)	(8)	0
Guinness Nigeria PLC (9)
Disclosure Of Exceptional Items [Line Items]
Non-operating gains (losses)	2	(114)
Pampero brand (10)
Disclosure Of Exceptional Items [Line Items]
Non-operating gains (losses)	(1)	53
Guinness Cameroun S.A. (11)
Disclosure Of Exceptional Items [Line Items]
Non-operating gains (losses)	0	(8)
Safari brand (12)
Disclosure Of Exceptional Items [Line Items]
Non-operating gains (losses)	0	15
Other
Disclosure Of Exceptional Items [Line Items]
Non-operating gains (losses)	1	0
Tax on exceptional operating items
Disclosure Of Exceptional Items [Line Items]
Taxation	18	44
Tax on exceptional non-operating items
Disclosure Of Exceptional Items [Line Items]
Taxation	(7)	$ (12)
UDL and Ruski RTD brands disposal
Disclosure Of Exceptional Items [Line Items]
Non-operating gains (losses)	3
Diageo Operations Italy S.p.A
Disclosure Of Exceptional Items [Line Items]
Non-operating gains (losses)	(6)
Windsor Brand [Member]
Disclosure Of Exceptional Items [Line Items]
Non-operating gains (losses)	$ (1)